SCHEDULE OF RESEARCH AND DEVELOPMENT (Details) - GNQ INSILICO INC [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Consulting and professional fees	$ 27,000	$ 39,831	$ 147,496	$ 687,492
Direct labor costs	169,815		198,724
Employee benefits plan expenses	3,439		1,713
Total	$ 200,254	$ 39,831	$ 347,933	$ 687,492